John Hancock

Hedged Equity & Income Fund

Quarterly portfolio holdings 3/31/19

Fund’s investments

As of 3-31-19 (unaudited)

	Shares	Value
Common stocks 81.0%		$149,421,836
(Cost $159,416,172)
Communication services 7.7%		14,115,993

Diversified telecommunication services 5.1%
AT&T, Inc.	13,354	418,781
BCE, Inc.	33,553	1,489,905
BT Group PLC	485,584	1,410,776
CenturyLink, Inc.	23,227	278,492
China Telecom Corp., Ltd., H Shares	451,055	250,978
China Unicom Hong Kong, Ltd.	221,210	281,650
Elisa OYJ	14,830	669,505
Hellenic Telecommunications Organization SA	15,792	211,486
Koninklijke KPN NV	204,200	648,206
KT Corp.	8,424	203,296
Magyar Telekom Telecommunications PLC	76,545	123,621
O2 Czech Republic AS	31,143	337,885
Proximus SADP	3,418	98,783
Spark New Zealand, Ltd.	63,538	164,588
Telefonica Deutschland Holding AG	49,964	157,107
Telenor ASA	37,425	749,396
Verizon Communications, Inc. (A)	32,008	1,892,633
Entertainment 0.2%
Avex, Inc.	7,210	96,286
DeNA Company, Ltd.	6,260	94,364
Konami Holdings Corp.	900	39,159
NHN Entertainment Corp. (B)	906	70,757
Nintendo Company, Ltd.	273	78,267
Interactive media and services 0.7%
Alphabet, Inc., Class A (B)	388	456,633
Autohome, Inc., ADR (B)	120	12,614
Baidu, Inc., ADR (B)	312	51,433
Facebook, Inc., Class A (B)	1,405	234,199
Gree, Inc.	30,510	124,881
Momo, Inc., ADR (B)	709	27,112
SINA Corp. (B)	528	31,279
Yahoo Japan Corp.	100,840	247,325
Media 0.9%
Eutelsat Communications SA	2,017	35,322
Fuji Media Holdings, Inc.	5,435	75,077
Gendai Agency, Inc.	3,360	14,328
Metropole Television SA	6,559	121,001
Nippon Television Holdings, Inc.	10,110	151,776
ProSiebenSat.1 Media SE	4,759	67,753
Proto Corp.	1,960	35,443
RTL Group SA	3,394	185,523
SES SA	37,760	587,525
Telenet Group Holding NV	3,290	158,216
Television Francaise 1	14,809	136,430
TV Asahi Holdings Corp.	3,440	60,519
Wireless telecommunication services 0.8%
China Mobile, Ltd.	116,630	1,190,130
MTN Group, Ltd.	4,970	30,592
NTT DOCOMO, Inc.	5,862	129,923

2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Communication services (continued)
Wireless telecommunication services (continued)
Orange Belgium SA	4,712	$101,535
Vodafone Group PLC	45,824	83,503
Consumer discretionary 6.4%		11,772,446

Auto components 0.7%
Aisan Industry Company, Ltd.	6,680	41,144
Bridgestone Corp.	3,043	117,257
Exedy Corp.	3,855	83,744
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	56,585	190,298
Keihin Corp.	7,145	117,282
Nissin Kogyo Company, Ltd.	7,484	93,981
NOK Corp.	11,175	174,440
Sumitomo Riko Company, Ltd.	7,490	62,992
Tachi-S Company, Ltd.	3,800	54,492
Tokai Rika Company, Ltd.	7,400	126,404
Toyoda Gosei Company, Ltd.	7,395	157,004
Unipres Corp.	4,800	75,179
Automobiles 0.8%
Daimler AG	1,522	89,316
Dongfeng Motor Group Company, Ltd., H Shares	217,960	218,661
Ford Motor Company	22,901	201,071
Honda Motor Company, Ltd.	14,990	407,140
Kia Motors Corp.	4,754	148,159
Nissan Motor Company, Ltd.	28,137	231,065
Renault SA	3,037	200,800
Diversified consumer services 0.1%
Allstar Co-Invest LLC (B)(D)(E)	236,300	99,246
Benesse Holdings, Inc.	2,540	66,099
New Oriental Education & Technology Group, Inc., ADR (B)	609	54,865
Hotels, restaurants and leisure 1.2%
Carnival Corp.	2,036	103,266
Darden Restaurants, Inc.	489	59,399
Las Vegas Sands Corp.	25,144	1,532,778
McDonald’s Corp.	1,585	300,992
OPAP SA	23,209	239,878
Household durables 1.4%
Barratt Developments PLC	27,609	215,663
Coway Company, Ltd.	696	57,969
Electrolux AB, Series B	24,559	632,418
Funai Electric Company, Ltd. (B)	11,623	78,638
Garmin, Ltd.	2,129	183,839
Newell Brands, Inc.	34,961	536,302
Nikon Corp.	6,455	91,265
Persimmon PLC	10,827	306,248
Taylor Wimpey PLC	193,200	441,886
The Berkeley Group Holdings PLC	1,039	49,950
Internet and direct marketing retail 0.4%
Alibaba Group Holding, Ltd., ADR (B)	1,554	283,527
Amazon.com, Inc. (B)	260	462,995
Qliro Group AB (B)	31,900	34,421
Leisure products 0.0%
Sankyo Company, Ltd.	1,600	61,085

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer discretionary (continued)
Multiline retail 0.3%
Kohl’s Corp.	257	$17,674
Macy’s, Inc.	2,543	61,108
Marks & Spencer Group PLC	42,444	154,041
Target Corp.	1,435	115,173
Wesfarmers, Ltd.	5,031	123,888
Specialty retail 0.8%
CECONOMY AG (B)	17,381	92,566
Halfords Group PLC	29,206	88,345
Honeys Holdings Company, Ltd.	4,320	43,057
Kingfisher PLC	63,166	193,712
L Brands, Inc. (A)	12,227	337,221
Nishimatsuya Chain Company, Ltd.	6,010	50,506
PAL GROUP Holdings Company, Ltd.	990	26,908
Shimamura Company, Ltd.	1,770	150,011
The Gap, Inc.	3,154	82,572
The Home Depot, Inc.	1,011	194,001
USS Company, Ltd.	3,200	59,512
Xebio Holdings Company, Ltd.	8,795	97,001
Textiles, apparel and luxury goods 0.7%
361 Degrees International, Ltd.	255,300	48,479
Daphne International Holdings, Ltd. (B)	326,250	10,192
Geox SpA	23,676	43,891
Pandora A/S	1,108	51,917
Sanyo Shokai, Ltd.	4,660	72,813
Tapestry, Inc.	30,000	974,700
Consumer staples 8.5%		15,766,225

Beverages 1.8%
Cia Cervecerias Unidas SA, ADR	22,877	673,956
PepsiCo, Inc.	2,422	296,816
The Coca-Cola Company (A)	50,764	2,378,801
Food and staples retailing 1.0%
Casino Guichard Perrachon SA	1,734	75,177
Cawachi, Ltd.	2,800	44,822
Coles Group, Ltd. (B)	5,031	42,345
J Sainsbury PLC	55,063	168,969
Koninklijke Ahold Delhaize NV	25,376	675,605
METRO AG	10,156	168,677
Sysco Corp.	678	45,263
Walmart, Inc.	789	76,951
Woolworths Group, Ltd.	29,149	629,498
Food products 0.8%
Nestle SA	6,869	654,962
The Kraft Heinz Company	25,686	838,648
Household products 0.6%
The Procter & Gamble Company	10,283	1,069,946
Personal products 1.3%
The Estee Lauder Companies, Inc., Class A	499	82,609
Unilever NV	39,130	2,281,334
Tobacco 3.0%
Altria Group, Inc.	5,471	314,200
British American Tobacco PLC	26,419	1,102,143

4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Tobacco (continued)
Imperial Brands PLC	48,990	$1,675,809
Japan Tobacco, Inc.	6,459	159,975
Philip Morris International, Inc.	26,131	2,309,719
Energy 8.1%		14,979,709

Energy equipment and services 0.6%
Fugro NV (B)	7,214	73,475
Helmerich & Payne, Inc.	1,036	57,560
Saipem SpA (B)	37,990	201,178
Subsea 7 SA	63,481	786,305
Trican Well Service, Ltd. (B)	35,211	33,726
Oil, gas and consumable fuels 7.5%
Advantage Oil & Gas, Ltd. (B)	38,090	62,707
ARC Resources, Ltd.	10,441	71,255
BP PLC	93,486	678,846
Cameco Corp.	7,776	91,647
Chevron Corp.	3,562	438,767
Coal India, Ltd.	96,323	328,670
Eni SpA	26,379	466,078
Exxon Mobil Corp.	5,741	463,873
Gazprom PJSC, ADR	50,046	226,208
Inpex Corp.	20,130	191,495
Inter Pipeline, Ltd.	9,199	152,198
Japan Petroleum Exploration Company, Ltd.	6,735	145,066
Kinder Morgan, Inc.	80,371	1,608,224
Koninklijke Vopak NV	13,227	633,535
LUKOIL PJSC, ADR	1,486	133,243
ONEOK, Inc.	14,704	1,026,927
Painted Pony Energy, Ltd. (B)	26,019	33,294
Royal Dutch Shell PLC, A Shares	9,281	291,664
Royal Dutch Shell PLC, B Shares	63,334	2,001,708
Surgutneftegas OJSC, ADR	40,035	148,550
Targa Resources Corp.	6,957	289,063
The Williams Companies, Inc.	10,675	306,586
TOTAL SA	43,804	2,437,661
Tourmaline Oil Corp.	4,684	72,345
TransCanada Corp.	28,291	1,270,645
Valero Energy Corp.	1,857	157,529
YPF SA, ADR	7,115	99,681
Financials 14.2%		26,227,384

Banks 6.7%
Allahabad Bank (B)	39,274	30,926
Aozora Bank, Ltd.	4,963	122,645
Bank of Ireland Group PLC	30,844	184,077
Bank Polska Kasa Opieki SA	2,444	70,092
BNP Paribas SA	7,036	334,830
BPER Banca	36,951	151,208
CaixaBank SA	53,899	168,552
Canara Bank (B)	29,510	124,095
China Construction Bank Corp., H Shares	904,000	775,965
Corp Bank (B)	38,638	15,996
Dah Sing Financial Holdings, Ltd.	9,700	50,956

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials (continued)
Banks (continued)
Danske Bank A/S	1,778	$31,253
DNB ASA	3,758	69,222
HSBC Holdings PLC	76,432	621,075
ING Groep NV	106,259	1,287,571
Intesa Sanpaolo SpA	308,129	751,994
JPMorgan Chase & Co.	7,570	766,311
KB Financial Group, Inc.	5,023	185,862
Krung Thai Bank PCL, Foreign Quota Shares	69,500	42,090
Lloyds Banking Group PLC	263,224	213,258
Mitsubishi UFJ Financial Group, Inc.	76,149	376,617
Mizuho Financial Group, Inc.	187,795	290,607
National Australia Bank, Ltd.	13,577	243,954
Nordea Bank ABP	123,209	938,219
People’s United Financial, Inc.	12,407	203,971
Raiffeisen Bank International AG	2,282	51,259
Resona Holdings, Inc.	182,300	789,738
Sberbank of Russia PJSC, ADR	13,314	175,479
Shinhan Financial Group Company, Ltd.	4,792	177,937
Skandinaviska Enskilda Banken AB, Series A	15,609	135,219
Societe Generale SA	15,833	457,470
Standard Chartered PLC	31,335	241,541
Sumitomo Mitsui Financial Group, Inc.	9,850	344,934
Sumitomo Mitsui Trust Holdings, Inc.	6,220	223,541
The Tochigi Bank, Ltd.	24,270	51,558
Unicaja Banco SA (C)	111,534	119,963
UniCredit SpA	23,073	296,384
Wells Fargo & Company (A)	22,087	1,067,244
Westpac Banking Corp.	10,020	184,703
Capital markets 1.7%
Banca Generali SpA	28,195	701,877
CME Group, Inc.	1,256	206,712
GAM Holding AG (B)	13,787	43,064
Ichiyoshi Securities Company, Ltd.	7,420	52,112
IGM Financial, Inc.	6,245	160,664
Julius Baer Group, Ltd. (B)	4,890	197,811
Natixis SA	70,272	376,397
Nomura Holdings, Inc.	51,100	184,658
UBS Group AG (B)	97,871	1,187,522
Uranium Participation Corp. (B)	19,158	63,939
Diversified financial services 0.0%
G-Resources Group, Ltd. (B)	2,631,450	25,504
Insurance 4.5%
Admiral Group PLC	3,138	88,762
Ageas	4,580	220,923
American Financial Group, Inc.	6,985	672,027
Assicurazioni Generali SpA	81,388	1,508,977
Baloise Holding AG	3,936	650,524
Coface SA	1,827	16,154
Dai-ichi Life Holdings, Inc.	12,715	177,010
Direct Line Insurance Group PLC	46,023	211,716
Japan Post Holdings Company, Ltd.	52,167	610,555
Legal & General Group PLC	58,827	211,108

6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	2,738	$648,891
Orange Life Insurance, Ltd. (C)	4,080	129,512
Poste Italiane SpA (C)	9,093	88,575
Powszechny Zaklad Ubezpieczen SA	9,177	96,871
Sampo OYJ, A Shares	7,729	350,300
Shin Kong Financial Holding Company, Ltd.	281,563	83,066
Sony Financial Holdings, Inc.	3,250	61,334
T&D Holdings, Inc.	24,235	255,213
Tongyang Life Insurance Company, Ltd.	14,010	56,782
Tryg A/S	3,101	85,129
Zurich Insurance Group AG	6,252	2,069,641
Mortgage real estate investment trusts 1.2%
AGNC Investment Corp.	61,654	1,109,772
Annaly Capital Management, Inc.	104,901	1,047,961
Thrifts and mortgage finance 0.1%
New York Community Bancorp, Inc.	17,978	208,005
Health care 8.4%		15,499,422

Biotechnology 0.4%
AbbVie, Inc.	2,955	238,143
Amgen, Inc.	1,659	315,177
Gilead Sciences, Inc.	2,704	175,787
Health care equipment and supplies 0.6%
Abbott Laboratories	580	46,365
Hoya Corp.	466	30,867
Koninklijke Philips NV	21,330	871,492
Medtronic PLC	2,329	212,125
ResMed, Inc.	113	11,749
Health care providers and services 0.1%
Cardinal Health, Inc.	2,141	103,089
Health care technology 0.1%
AGFA-Gevaert NV (B)	23,680	98,595
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	2,900	40,353
Pharmaceuticals 7.2%
AstraZeneca PLC	24,067	1,921,061
Bristol-Myers Squibb Company (A)	31,821	1,518,180
Eisai Company, Ltd.	2,060	115,910
Eli Lilly & Company	1,104	143,255
H Lundbeck A/S	590	25,585
Johnson & Johnson	4,124	576,494
Kyowa Hakko Kirin Company, Ltd.	3,000	65,470
Merck & Company, Inc.	12,431	1,033,886
Novartis AG	33,854	3,254,028
Pfizer, Inc.	11,677	495,922
Roche Holding AG	13,500	3,719,991
Takeda Pharmaceutical Company, Ltd.	11,865	485,898
Industrials 7.8%		14,335,207

Aerospace and defense 0.9%
BAE Systems PLC	106,961	672,331
Harris Corp.	140	22,359

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Lockheed Martin Corp.	509	$152,781
Meggitt PLC	89,217	584,864
The Boeing Company	219	83,531
United Technologies Corp.	1,535	197,846
Air freight and logistics 0.2%
bpost SA	9,739	105,074
CTT-Correios de Portugal SA	21,522	62,289
PostNL NV	50,666	129,552
United Parcel Service, Inc., Class B	1,137	127,048
Airlines 0.1%
Air France-KLM (B)	3,722	41,860
ANA Holdings, Inc.	1,300	47,694
SAS AB (B)	45,338	91,263
Building products 0.2%
Cie de Saint-Gobain	9,387	340,363
Commercial services and supplies 0.5%
Brambles, Ltd.	80,428	672,370
Relia, Inc.	6,100	53,227
Serco Group PLC (B)	50,070	83,537
Toppan Forms Company, Ltd.	10,340	88,428
Construction and engineering 0.5%
China Machinery Engineering Corp., H Shares	167,870	85,602
Chiyoda Corp. (B)	11,235	26,861
JGC Corp.	10,325	137,669
Raubex Group, Ltd.	36,410	50,743
Skanska AB, B Shares	36,027	655,213
Toyo Engineering Corp. (B)	8,200	45,270
Electrical equipment 0.9%
ABB, Ltd.	67,695	1,272,287
Cosel Company, Ltd.	2,600	27,426
Emerson Electric Company	1,919	131,394
Ushio, Inc.	10,625	124,283
Zumtobel Group AG (B)	8,364	56,332
Industrial conglomerates 0.8%
3M Company	1,060	220,247
Aboitiz Equity Ventures, Inc.	528,451	593,594
DMCI Holdings, Inc.	2,618,524	598,306
Machinery 1.5%
Alstom SA	3,965	171,930
Caterpillar, Inc.	616	83,462
Hisaka Works, Ltd.	5,780	47,925
Kone OYJ, B Shares	28,659	1,447,514
Mitsubishi Heavy Industries, Ltd.	4,945	205,781
Sandvik AB	40,226	653,322
The Japan Steel Works, Ltd.	5,120	94,710
THK Company, Ltd.	2,800	69,542
Toshiba Machine Company, Ltd.	3,533	71,318
Marine 0.3%
A.P. Moller - Maersk A/S, Series B	192	243,427
D/S Norden A/S	7,778	105,837
Kuehne + Nagel International AG	203	27,853

8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Marine (continued)
Pacific Basin Shipping, Ltd.	525,330	$113,337
Professional services 0.2%
Adecco Group AG	5,408	288,812
Hays PLC	45,176	88,393
SThree PLC	13,212	46,297
Road and rail 0.1%
Firstgroup PLC (B)	54,490	64,549
The Go-Ahead Group PLC	3,632	92,801
Trading companies and distributors 0.2%
ITOCHU Corp.	2,500	45,309
Rexel SA	15,604	176,096
SIG PLC	49,136	90,946
Transportation infrastructure 1.4%
Atlantia SpA	4,684	121,474
Auckland International Airport, Ltd.	123,236	683,664
Hamburger Hafen und Logistik AG	2,873	65,642
Sydney Airport	313,255	1,653,622
Information technology 7.1%		13,107,963

Communications equipment 0.7%
Cisco Systems, Inc.	5,246	283,232
Nokia OYJ	164,335	936,154
Telefonaktiebolaget LM Ericsson, B Shares	16,271	149,887
Electronic equipment, instruments and components 0.5%
Citizen Watch Company, Ltd.	25,325	141,515
Enplas Corp.	2,160	55,705
Foxconn Technology Company, Ltd.	57,320	114,568
Hosiden Corp.	5,410	45,517
Ibiden Company, Ltd.	8,710	132,735
Innolux Corp.	442,860	143,975
Nichicon Corp.	15,340	140,859
Yokogawa Electric Corp.	2,300	47,761
IT services 0.9%
Accenture PLC, Class A	853	150,145
Automatic Data Processing, Inc.	808	129,070
Fujitsu, Ltd.	2,931	211,969
IBM Corp.	2,629	370,952
Paychex, Inc.	5,614	450,243
Sopra Steria Group	237	27,534
The Western Union Company	11,382	210,226
TravelSky Technology, Ltd., H Shares	18,000	47,667
Semiconductors and semiconductor equipment 3.2%
Broadcom, Inc.	591	177,720
Disco Corp.	229	32,795
Intel Corp. (A)	32,395	1,739,612
KLA-Tencor Corp.	1,175	140,307
Maxim Integrated Products, Inc.	4,379	232,831
MediaTek, Inc.	10,640	97,828
Microchip Technology, Inc.	447	37,083
Miraial Company, Ltd.	2,800	30,061
QUALCOMM, Inc. (A)	35,062	1,999,586
Shinko Electric Industries Company, Ltd.	5,435	41,770

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Taiwan Semiconductor Manufacturing Company, Ltd.	111,000	$889,005
Texas Instruments, Inc.	2,676	283,843
Tokyo Electron, Ltd.	1,300	188,576
Tokyo Seimitsu Company, Ltd.	3,585	91,524
Software 0.3%
Microsoft Corp.	3,512	414,205
Trend Micro, Inc.	2,500	121,927
Technology hardware, storage and peripherals 1.5%
Acer, Inc.	193,770	124,563
Apple, Inc.	3,662	695,597
Canon, Inc.	17,150	497,951
Compal Electronics, Inc.	293,585	182,703
HP, Inc.	2,159	41,949
Maxell Holdings, Ltd.	5,830	82,828
Melco Holdings, Inc.	1,230	42,509
Neopost SA	5,046	120,848
Samsung Electronics Company, Ltd.	2,399	94,624
Seagate Technology PLC	4,352	208,417
Western Digital Corp.	14,723	707,587
Materials 4.4%		8,055,310

Chemicals 0.7%
China BlueChemical, Ltd., H Shares	308,420	100,332
EMS-Chemie Holding AG	101	54,827
Givaudan SA	256	655,240
JSR Corp.	12,580	195,722
Linde PLC	473	83,215
LyondellBasell Industries NV, Class A	2,840	238,787
Construction materials 0.2%
LafargeHolcim, Ltd. (B)	5,386	266,298
Vicat SA	2,130	102,503
Containers and packaging 0.6%
AMVIG Holdings, Ltd.	141,690	33,771
International Paper Company (A)	20,865	965,424
Nampak, Ltd. (B)	120,152	92,900
Metals and mining 2.9%
Acacia Mining PLC (B)	43,509	111,544
Alumina, Ltd.	95,193	163,933
Anglo American Platinum, Ltd.	1,851	94,498
Anglo American PLC	10,753	287,604
Barrick Gold Corp.	13,362	183,179
Centerra Gold, Inc. (B)	23,756	124,615
Chubu Steel Plate Company, Ltd.	5,410	29,832
CST Group, Ltd. (B)	1,440,000	4,955
Eldorado Gold Corp. (B)	9,560	44,263
Eregli Demir ve Celik Fabrikalari TAS	75,095	123,177
Gold Fields, Ltd.	44,751	164,950
Harmony Gold Mining Company, Ltd., ADR (B)	17,880	33,972
Hitachi Metals, Ltd.	16,820	195,957
Impala Platinum Holdings, Ltd. (B)	26,277	111,520
Kinross Gold Corp. (B)	24,843	85,460
Kyoei Steel, Ltd.	7,210	103,045

10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Magnitogorsk Iron & Steel Works PJSC, GDR	26,688	$239,624
MMC Norilsk Nickel PJSC, ADR	18,715	393,483
Nakayama Steel Works, Ltd.	11,090	50,642
Neturen Company, Ltd.	5,690	45,973
Norsk Hydro ASA	38,925	158,300
Northern Dynasty Minerals, Ltd. (B)	10,296	6,087
Pacific Metals Company, Ltd.	2,880	70,305
Petra Diamonds, Ltd. (B)	113,980	28,476
Resolute Mining, Ltd.	60,900	52,336
Rio Tinto PLC	25,794	1,499,225
Salzgitter AG	2,231	64,616
SEMAFO, Inc. (B)	17,753	49,286
Severstal PJSC, GDR	22,994	358,874
Tokyo Steel Manufacturing Company, Ltd.	16,410	142,796
Western Areas, Ltd.	58,843	94,301
Yamato Kogyo Company, Ltd.	5,465	149,463
Real estate 3.9%		7,180,627

Equity real estate investment trusts 3.4%
Crown Castle International Corp.	6,671	853,888
Fibra Uno Administracion SA de CV	100,593	138,631
Fortress REIT, Ltd., Class B	42,844	32,139
Gaming and Leisure Properties, Inc.	26,653	1,028,006
Growthpoint Properties, Ltd.	94,610	160,163
HCP, Inc.	5,044	157,877
Host Hotels & Resorts, Inc.	8,050	152,145
Iron Mountain, Inc.	7,059	250,312
Kimco Realty Corp.	8,899	164,632
Land Securities Group PLC	9,539	113,571
Park Hotels & Resorts, Inc. (A)	54,627	1,697,807
Redefine Properties, Ltd.	358,084	240,730
Resilient REIT, Ltd.	7,707	29,116
The British Land Company PLC	14,112	108,347
The Macerich Company	2,733	118,476
Ventas, Inc.	1,980	126,344
VEREIT, Inc.	40,927	342,559
Welltower, Inc.	1,987	154,191
WP Carey, Inc.	4,640	363,451
Real estate management and development 0.5%
Mitsubishi Estate Company, Ltd.	9,400	170,562
Nexity SA	15,933	777,680
Utilities 4.5%		8,381,550

Electric utilities 2.2%
Edison International (A)	15,777	976,912
EDP - Energias de Portugal SA	299,093	1,176,752
Endesa SA	8,804	224,682
Enel SpA	20,231	129,636
Orsted A/S (C)	8,614	653,374
PPL Corp.	7,042	223,513
SSE PLC	6,488	100,381
The Chugoku Electric Power Company, Inc.	18,747	234,011
The Southern Company	6,551	338,556

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

				Shares	Value
Utilities (continued)
Gas utilities 0.0%
AltaGas, Ltd.				9,499	$125,033
Independent power and renewable electricity producers 0.8%
China Longyuan Power Group Corp., Ltd., H Shares				1,419,000	988,676
Glow Energy PCL, Foreign Quota Shares				63,670	182,613
Meridian Energy, Ltd.				87,507	249,637
NTPC, Ltd.				35,595	69,444
Multi-utilities 1.5%
CenterPoint Energy, Inc.				8,148	250,144
Centrica PLC				150,199	223,736
Dominion Energy, Inc. (A)				22,061	1,691,196
E.ON SE				13,595	151,288
Engie SA				13,928	207,706
RWE AG				6,862	184,260
Preferred securities 0.6%					$980,648
(Cost $996,750)
Communication services 0.0%					61,872

Diversified telecommunication services 0.0%
Telefonica Brasil SA				5,100	61,872
Consumer discretionary 0.4%					719,222

Automobiles 0.4%
Volkswagen AG				4,562	719,222
Information technology 0.1%					87,063

Technology hardware, storage and peripherals 0.1%
Samsung Electronics Company, Ltd.				2,719	87,063
Utilities 0.1%					112,491

Electric utilities 0.1%
Cia Paranaense de Energia, B Shares				12,100	112,491
Exchange-traded funds 0.1%					$237,611
(Cost $233,311)
iShares Core MSCI EAFE ETF				3,910	237,611

	Rate (%)	Maturity date	Par value^		Value
Foreign government obligations 0.1%					$113,240
(Cost $142,032)
Argentina 0.1%					113,240

Provincia de Buenos Aires Bond (C)	5.375	01-20-23	EUR	125,000	113,240
Corporate bonds 13.5% (Cost $25,245,566)					$24,948,814
Communication services 2.2%					4,137,159

Diversified telecommunication services 0.5%
CenturyLink, Inc.	5.625	04-01-25		140,000	135,450
CenturyLink, Inc.	7.500	04-01-24		30,000	31,725
Embarq Corp.	7.995	06-01-36		100,000	97,375
Frontier Communications Corp.	6.875	01-15-25		40,000	21,550
Frontier Communications Corp. (C)	8.500	04-01-26		105,000	97,519
Intelsat Jackson Holdings SA (C)	8.500	10-15-24		110,000	106,975
Telecom Argentina SA (C)	6.500	06-15-21		151,000	149,641

12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Communication services (continued)
Diversified telecommunication services (continued)
Telecom Italia Capital SA	7.200	07-18-36		90,000	$91,386
Telecom Italia SpA (C)	5.303	05-30-24		200,000	201,000
Media 1.3%
Altice Financing SA (C)	7.500	05-15-26		210,000	207,900
Altice France SA (C)	5.875	02-01-27	EUR	165,000	190,723
CCO Holdings LLC (C)	5.750	02-15-26		180,000	188,550
Cequel Communications Holdings I LLC (C)	5.125	12-15-21		155,000	156,150
Cirsa Finance International Sarl (C)	6.250	12-20-23	EUR	115,000	136,128
CSC Holdings LLC (C)	6.500	02-01-29		390,000	415,106
DISH DBS Corp.	7.875	09-01-19		255,000	258,188
Gray Television, Inc. (C)	5.125	10-15-24		130,000	130,325
Gray Television, Inc. (C)	5.875	07-15-26		50,000	50,885
Lamar Media Corp. (C)	5.750	02-01-26		85,000	88,825
Sinclair Television Group, Inc. (C)	5.625	08-01-24		100,000	100,875
Sinclair Television Group, Inc. (C)	5.875	03-15-26		75,000	75,563
TEGNA, Inc.	5.125	10-15-19		157,000	157,393
Tribune Media Company	5.875	07-15-22		150,000	153,094
WMG Acquisition Corp. (C)	3.625	10-15-26	EUR	100,000	115,540
WMG Acquisition Corp. (C)	5.500	04-15-26		85,000	87,231
Wireless telecommunication services 0.4%
Sprint Corp.	7.125	06-15-24		135,000	137,025
Sprint Corp.	7.250	09-15-21		215,000	225,750
Sprint Corp.	7.625	02-15-25		50,000	51,000
Sprint Corp.	7.875	09-15-23		100,000	105,000
Turkcell Iletisim Hizmetleri AS	5.800	04-11-28		200,000	173,287
Consumer discretionary 1.8%					3,268,713

Auto components 0.1%
Avis Budget Car Rental LLC	5.500	04-01-23		110,000	110,825
Panther BF Aggregator 2 LP (C)	8.500	05-15-27		40,000	40,100
Automobiles 0.1%
LKQ European Holdings BV (C)	3.625	04-01-26	EUR	100,000	115,069
Diversified consumer services 0.2%
Crown European Holdings SA (C)	2.875	02-01-26	EUR	225,000	260,956
Service Corp. International	4.625	12-15-27		35,000	34,781
Hotels, restaurants and leisure 0.8%
Boyd Gaming Corp.	6.000	08-15-26		90,000	92,250
Boyd Gaming Corp.	6.375	04-01-26		85,000	87,975
Caesars Resort Collection LLC (C)	5.250	10-15-25		120,000	115,800
Codere Finance 2 Luxembourg SA (C)	6.750	11-01-21	EUR	150,000	164,481
Eldorado Resorts, Inc.	6.000	04-01-25		130,000	131,625
Eldorado Resorts, Inc.	6.000	09-15-26		35,000	35,525
Jacobs Entertainment, Inc. (C)	7.875	02-01-24		165,000	172,838
MGM Resorts International	5.500	04-15-27		50,000	50,750
New Red Finance, Inc. (C)	5.000	10-15-25		320,000	316,096
Penn National Gaming, Inc. (C)	5.625	01-15-27		186,000	180,885
Station Casinos LLC (C)	5.000	10-01-25		115,000	113,275
Sugarhouse HSP Gaming Prop Mezz LP (C)	5.875	05-15-25		110,000	108,694
Household durables 0.3%
Beazer Homes USA, Inc.	5.875	10-15-27		40,000	34,900
Beazer Homes USA, Inc.	6.750	03-15-25		45,000	42,581
KB Home	7.000	12-15-21		140,000	149,800

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Household durables (continued)
M/I Homes, Inc.	5.625	08-01-25		40,000	$38,300
M/I Homes, Inc.	6.750	01-15-21		165,000	167,269
TRI Pointe Group, Inc.	5.875	06-15-24		80,000	80,300
Internet and direct marketing retail 0.0%
Liberty Interactive LLC	8.250	02-01-30		105,000	107,100
Leisure products 0.1%
Jack Ohio Finance LLC (C)	6.750	11-15-21		155,000	159,650
Specialty retail 0.1%
L Brands, Inc.	5.250	02-01-28		85,000	75,756
L Brands, Inc.	6.750	07-01-36		15,000	12,600
L Brands, Inc.	6.875	11-01-35		5,000	4,319
PetSmart, Inc. (C)	5.875	06-01-25		75,000	62,813
Staples, Inc. (C)	8.500	09-15-25		40,000	43,600
Textiles, apparel and luxury goods 0.1%
Eagle Intermediate Global Holding BV (C)	7.500	05-01-25		160,000	157,800
Consumer staples 0.6%					1,167,989

Food products 0.4%
Darling Ingredients, Inc. (C)	5.250	04-15-27		10,000	10,150
MARB BondCo PLC (C)	7.000	03-15-24		200,000	198,002
Post Holdings, Inc. (C)	5.000	08-15-26		190,000	184,775
Post Holdings, Inc. (C)	5.625	01-15-28		150,000	148,875
Post Holdings, Inc. (C)	5.750	03-01-27		100,000	100,375
TreeHouse Foods, Inc.	4.875	03-15-22		190,000	192,082
Household products 0.1%
Diamond BC BV (C)	5.625	08-15-25	EUR	100,000	104,765
Diamond BC BV	5.625	08-15-25	EUR	100,000	104,765
Personal products 0.1%
Revlon Consumer Products Corp.	6.250	08-01-24		240,000	124,200
Energy 2.0%					3,689,324

Energy equipment and services 0.0%
Weatherford International, Ltd.	5.950	04-15-42		20,000	11,194
Weatherford International, Ltd.	6.500	08-01-36		45,000	25,425
Weatherford International, Ltd.	7.000	03-15-38		15,000	8,550
Oil, gas and consumable fuels 2.0%
Blue Racer Midstream LLC (C)	6.125	11-15-22		230,000	233,450
California Resources Corp. (C)	8.000	12-15-22		15,000	11,780
Centennial Resource Production LLC (C)	5.375	01-15-26		65,000	62,319
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27		75,000	78,656
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25		65,000	70,688
Chesapeake Energy Corp.	7.000	10-01-24		120,000	119,700
Chesapeake Energy Corp.	7.500	10-01-26		80,000	78,584
Chesapeake Energy Corp.	8.000	06-15-27		40,000	39,400
Cloud Peak Energy Resources LLC	12.000	11-01-21		145,000	26,100
DCP Midstream Operating LP	5.375	07-15-25		120,000	125,100
Energen Corp.	4.625	09-01-21		105,000	105,919
Energy Transfer Operating LP	4.250	03-15-23		110,000	112,883
Foresight Energy LLC (C)	11.500	04-01-23		170,000	138,338
Jagged Peak Energy LLC	5.875	05-01-26		85,000	84,282
Laredo Petroleum, Inc.	5.625	01-15-22		55,000	50,256
Laredo Petroleum, Inc.	6.250	03-15-23		65,000	58,013

14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Matador Resources Company	5.875	09-15-26		105,000	$104,738
MEG Energy Corp. (C)	6.500	01-15-25		80,000	78,800
MEG Energy Corp. (C)	7.000	03-31-24		95,000	88,588
Petrobras Global Finance BV	5.750	02-01-29		430,000	425,915
Petrobras Global Finance BV	7.375	01-17-27		60,000	66,225
QEP Resources, Inc.	5.250	05-01-23		105,000	98,963
QEP Resources, Inc.	5.375	10-01-22		15,000	14,663
QEP Resources, Inc.	5.625	03-01-26		87,000	78,735
QEP Resources, Inc.	6.800	03-01-20		25,000	25,500
SM Energy Company	5.000	01-15-24		100,000	92,500
SM Energy Company	5.625	06-01-25		50,000	46,232
SM Energy Company	6.125	11-15-22		5,000	5,000
SM Energy Company	6.625	01-15-27		85,000	80,750
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		200,000	204,788
Sunoco LP	5.500	02-15-26		35,000	34,650
Sunoco LP	5.875	03-15-28		20,000	19,850
Sunoco LP (C)	6.000	04-15-27		50,000	50,125
Tallgrass Energy Partners LP (C)	4.750	10-01-23		155,000	155,921
Targa Resources Partners LP (C)	6.500	07-15-27		215,000	231,931
Vine Oil & Gas LP (C)	8.750	04-15-23		150,000	119,250
WPX Energy, Inc.	5.250	09-15-24		125,000	126,250
WPX Energy, Inc.	5.750	06-01-26		30,000	30,450
WPX Energy, Inc.	6.000	01-15-22		23,000	23,863
WPX Energy, Inc.	8.250	08-01-23		40,000	45,000
Financials 1.8%					3,301,109

Banks 0.9%
Banco Bilbao Vizcaya Argentaria SA (6.125% to 11-16-27, then 5 Year U.S. Swap Rate + 3.870%) (F)	6.125	11-16-27		200,000	178,500
Banco de Sabadell SA (6.500% to 5-18-22, then 5 Year Euro Swap Rate + 6.414%) (F)	6.500	05-18-22	EUR	200,000	212,909
Banco Santander SA (5.250% to 9-29-23, then 5 Year Euro Swap Rate + 4.999%) (F)	5.250	09-29-23	EUR	200,000	213,514
BNP Paribas SA (5.125% to 11-15-27, then 5 Year U.S. Swap Rate + 2.838%) (C)(F)	5.125	11-15-27		200,000	175,000
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (C)(F)	8.125	12-23-25		250,000	280,933
Freedom Mortgage Corp. (C)	8.125	11-15-24		160,000	142,000
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month EURIBOR + 6.871%) (F)	8.375	10-14-19	EUR	50,000	58,129
Turkiye Is Bankasi AS	6.125	04-25-24		200,000	169,987
UniCredit SpA (5.861% to 6-19-27, then 5 Year U.S. ISDAFIX + 3.703%) (C)	5.861	06-19-32		200,000	184,036
Capital markets 0.1%
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) (F)	6.250	12-18-24		200,000	199,389
Consumer finance 0.6%
ACE Cash Express, Inc. (C)	12.000	12-15-22		36,000	33,840
Credit Acceptance Corp. (C)	6.625	03-15-26		70,000	71,050
DAE Funding LLC (C)	4.500	08-01-22		35,000	35,306
DAE Funding LLC (C)	5.000	08-01-24		70,000	70,875
goeasy, Ltd. (C)	7.875	11-01-22		135,000	141,750
Herc Rentals, Inc. (C)	7.500	06-01-22		63,000	65,599
Navient Corp.	5.500	01-25-23		101,000	101,126
Navient Corp.	5.625	08-01-33		20,000	15,300

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	15

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Consumer finance (continued)
Navient Corp.	5.875	10-25-24		40,000	$38,700
Navient Corp.	6.125	03-25-24		60,000	59,925
Navient Corp.	6.500	06-15-22		80,000	83,375
Navient Corp.	7.250	09-25-23		49,000	51,756
Springleaf Finance Corp.	6.125	05-15-22		120,000	124,200
Springleaf Finance Corp.	6.125	03-15-24		5,000	5,112
Springleaf Finance Corp.	6.875	03-15-25		75,000	77,438
Springleaf Finance Corp.	8.250	12-15-20		155,000	166,431
Insurance 0.2%
Acrisure LLC (C)	8.125	02-15-24		146,000	151,279
Genworth Holdings, Inc.	4.800	02-15-24		5,000	4,125
Genworth Holdings, Inc.	4.900	08-15-23		80,000	67,400
Genworth Holdings, Inc.	7.200	02-15-21		30,000	28,950
Genworth Holdings, Inc.	7.625	09-24-21		20,000	19,300
Thrifts and mortgage finance 0.0%
Radian Group, Inc.	4.500	10-01-24		75,000	73,875
Health care 1.4%					2,539,211

Biotechnology 0.0%
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK) (C)	8.125	11-01-21		30,000	29,625
Health care equipment and supplies 0.2%
Avantor, Inc. (C)	6.000	10-01-24		200,000	207,500
Constantin Investissement 3 SASU (C)	5.375	04-15-25	EUR	100,000	110,531
Health care providers and services 0.5%
Community Health Systems, Inc. (C)	8.125	06-30-24		50,000	37,265
HCA Healthcare, Inc.	6.250	02-15-21		240,000	252,204
HCA, Inc.	5.375	09-01-26		60,000	63,150
HCA, Inc.	5.625	09-01-28		10,000	10,575
HCA, Inc.	5.875	02-01-29		5,000	5,387
HCA, Inc.	6.500	02-15-20		135,000	138,943
HCA, Inc.	7.500	11-15-95		65,000	66,138
West Street Merger Sub, Inc. (C)	6.375	09-01-25		275,000	267,438
Health care technology 0.1%
Sotera Health Holdings LLC (C)	6.500	05-15-23		170,000	171,275
Pharmaceuticals 0.6%
Bausch Health Companies, Inc.	4.500	05-15-23	EUR	130,000	146,958
Bausch Health Companies, Inc. (C)	5.500	03-01-23		30,000	30,145
Bausch Health Companies, Inc. (C)	5.875	05-15-23		280,000	282,800
Bausch Health Companies, Inc. (C)	6.125	04-15-25		95,000	94,050
Catalent Pharma Solutions, Inc. (C)	4.875	01-15-26		30,000	29,700
Teva Pharmaceutical Finance IV LLC	2.250	03-18-20		90,000	88,566
Teva Pharmaceutical Finance Netherlands II BV	1.250	03-31-23	EUR	100,000	104,350
Teva Pharmaceutical Finance Netherlands III BV	2.800	07-21-23		225,000	200,826
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28		200,000	201,785
Industrials 1.2%					2,134,379

Aerospace and defense 0.3%
Avolon Holdings Funding, Ltd. (C)	5.250	05-15-24		80,000	82,400
Bombardier, Inc. (C)	6.125	01-15-23		130,000	131,788
Bombardier, Inc. (C)	7.875	04-15-27		75,000	77,344
TransDigm, Inc. (C)	6.250	03-15-26		200,000	207,500

16	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^		Value
Industrials (continued)
Building products 0.1%
Standard Industries, Inc. (C)	5.375	11-15-24		205,000	$210,125
Commercial services and supplies 0.3%
APX Group, Inc.	7.625	09-01-23		105,000	88,988
APX Group, Inc.	7.875	12-01-22		85,000	85,204
Garda World Security Corp. (C)	8.750	05-15-25		115,000	109,538
Pitney Bowes, Inc.	4.625	03-15-24		20,000	18,550
Pitney Bowes, Inc.	4.700	04-01-23		45,000	42,863
Tervita Escrow Corp. (C)	7.625	12-01-21		229,000	227,283
Waste Pro USA, Inc. (C)	5.500	02-15-26		60,000	57,750
Construction and engineering 0.1%
Brand Industrial Services, Inc. (C)	8.500	07-15-25		150,000	134,625
Electrical equipment 0.1%
Sensata Technologies BV (C)	5.000	10-01-25		100,000	102,500
Sensata Technologies BV (C)	5.625	11-01-24		80,000	85,200
Machinery 0.1%
Cloud Crane LLC (C)	10.125	08-01-24		120,000	129,000
Trading companies and distributors 0.2%
Beacon Roofing Supply, Inc. (C)	4.875	11-01-25		90,000	85,500
United Rentals North America, Inc.	4.625	10-15-25		50,000	49,375
United Rentals North America, Inc.	4.875	01-15-28		135,000	131,315
United Rentals North America, Inc.	5.875	09-15-26		75,000	77,531
Information technology 0.7%					1,252,906

IT services 0.2%
First Data Corp. (C)	5.750	01-15-24		160,000	164,520
Tempo Acquisition LLC (C)	6.750	06-01-25		240,000	241,800
Semiconductors and semiconductor equipment 0.2%
Entegris, Inc. (C)	4.625	02-10-26		50,000	49,500
Micron Technology, Inc.	4.640	02-06-24		35,000	35,922
Micron Technology, Inc.	4.975	02-06-26		90,000	91,695
Micron Technology, Inc.	5.500	02-01-25		80,000	82,489
Qorvo, Inc. (C)	5.500	07-15-26		140,000	144,564
Software 0.2%
Infor Software Parent LLC (7.125% Cash or 7.875% PIK) (C)	7.125	05-01-21		75,000	75,196
Infor US, Inc.	6.500	05-15-22		50,000	50,688
SS&C Technologies, Inc. (C)	5.500	09-30-27		150,000	151,500
Technology hardware, storage and peripherals 0.1%
Western Digital Corp.	4.750	02-15-26		30,000	28,613
Xerox Corp.	4.125	03-15-23		140,000	136,419
Materials 1.2%					2,205,926

Chemicals 0.1%
CF Industries, Inc.	4.950	06-01-43		10,000	8,575
CF Industries, Inc.	5.150	03-15-34		70,000	66,500
CF Industries, Inc.	5.375	03-15-44		20,000	18,025
The Chemours Company	6.625	05-15-23		104,000	107,519
The Chemours Company	7.000	05-15-25		10,000	10,525
Containers and packaging 0.6%
ARD Finance SA (6.625% Cash or 7.375% PIK)	6.625	09-15-23	EUR	150,000	170,294
Ardagh Packaging Finance PLC (C)	6.750	05-15-24	EUR	250,000	296,913
Berry Global, Inc.	6.000	10-15-22		110,000	113,300
OI European Group BV (C)	4.000	03-15-23		10,000	9,813

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	17

	Rate (%)	Maturity date	Par value^		Value
Materials (continued)
Containers and packaging (continued)
Owens-Brockway Glass Container, Inc. (C)	5.875	08-15-23		165,000	$172,821
Reynolds Group Issuer, Inc. (C)	5.125	07-15-23		155,000	157,519
Reynolds Group Issuer, Inc. (C)	7.000	07-15-24		105,000	108,163
Metals and mining 0.4%
AK Steel Corp.	7.000	03-15-27		80,000	67,024
Constellium NV	4.250	02-15-26	EUR	125,000	142,465
Nexa Resources SA (C)	5.375	05-04-27		200,000	205,600
Novelis Corp. (C)	5.875	09-30-26		55,000	54,725
Novelis Corp. (C)	6.250	08-15-24		135,000	138,038
Steel Dynamics, Inc.	4.125	09-15-25		25,000	24,438
Steel Dynamics, Inc.	5.125	10-01-21		85,000	85,744
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (C)	6.875	01-15-25		175,000	167,125
Schweitzer-Mauduit International, Inc. (C)	6.875	10-01-26		80,000	80,800
Real estate 0.2%					423,363

Equity real estate investment trusts 0.1%
FelCor Lodging LP	6.000	06-01-25		240,000	247,200
Real estate management and development 0.1%
Taylor Morrison Communities, Inc.	6.625	05-15-22		170,000	176,163
Utilities 0.4%					828,735

Gas utilities 0.2%
AmeriGas Partners LP	5.500	05-20-25		32,000	31,880
AmeriGas Partners LP	5.750	05-20-27		40,000	39,500
AmeriGas Partners LP	5.875	08-20-26		118,000	117,853
Ferrellgas LP	6.500	05-01-21		25,000	21,906
Ferrellgas LP	6.750	01-15-22		170,000	148,325
Ferrellgas LP	6.750	06-15-23		68,000	59,330
Independent power and renewable electricity producers 0.1%
The AES Corp.	5.125	09-01-27		205,000	213,239
Water utilities 0.1%
Aegea Finance Sarl (C)	5.750	10-10-24		200,000	196,702
Convertible bonds 0.2%					$370,450
(Cost $435,500)
Communication services 0.1%					67,960

Media 0.1%
DISH Network Corp.	3.375	08-15-26		80,000	67,960
Consumer discretionary 0.0%					56,854

Hotels, restaurants and leisure 0.0%
Caesars Entertainment Corp.	5.000	10-01-24		40,000	56,854
Information technology 0.1%					245,636

IT services 0.0%
Cardtronics, Inc.	1.000	12-01-20		70,000	69,256
Semiconductors and semiconductor equipment 0.0%
Microchip Technology, Inc.	1.625	02-15-27		36,000	39,521
Microchip Technology, Inc.	2.250	02-15-37		38,000	41,872
Technology hardware, storage and peripherals 0.1%
Western Digital Corp. (C)	1.500	02-01-24		108,000	94,987

18	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Term loans (G) 0.7%				$1,373,067
(Cost $1,393,420)
Consumer discretionary 0.2%				358,979

Hotels, restaurants and leisure 0.1%
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.500	10-21-24	187,625	185,749
Internet and direct marketing retail 0.1%
Lands’ End, Inc., Term Loan B (1 month LIBOR + 3.250%)	5.749	04-04-21	104,500	99,450
Shutterfly, Inc., Term Loan B2 (1 month LIBOR + 2.750%)	5.250	08-17-24	75,070	73,780
Financials 0.2%				380,021

Diversified financial services 0.0%
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.500%)	4.999	02-28-25	94,489	92,181
Insurance 0.2%
Asurion LLC, 2018 Term Loan B7 (1 month LIBOR + 3.000%)	5.499	11-03-24	193,538	191,981
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%)	5.515	04-25-25	99,250	95,859
Health care 0.0%				72,473

Life sciences tools and services 0.0%
Syneos Health, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.499	08-01-24	73,123	72,473
Industrials 0.2%				342,019

Commercial services and supplies 0.1%
AVSC Holding Corp., 2018 1st Lien Term Loan (1 week, 1 and 3 month LIBOR + 3.250%)	5.759	03-01-25	99,000	96,278
Professional services 0.1%
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 5.000%)	7.490	02-01-26	150,000	147,938
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%)	4.499	06-19-25	99,250	97,803
Information technology 0.1%				219,575

IT services 0.1%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.499	06-15-25	99,250	97,364
Semiconductors and semiconductor equipment 0.0%
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.500	05-29-25	63,760	62,979
Software 0.0%
SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.749	04-16-25	25,006	24,775
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.749	04-16-25	34,779	34,457
Escrow certificates 0.0%				$750
(Cost $194)
Texas Competitive Electric Holdings Company LLC (B)(E)	11.500	10-01-20	500,000	750

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	19

	Par value^	Value
Short-term investments 2.7%		$5,000,000
(Cost $5,000,000)
Repurchase agreement 2.7%		5,000,000

Goldman Sachs Tri-Party Repurchase Agreement dated 3-29-19 at 2.550% to be repurchased at $5,001,063 on 4-1-19, collateralized by $2,520,205 Federal Home Loan Mortgage Corp., 3.000% - 5.000% due 9-1-26 to 2-1-44 (valued at $2,594,073, including interest), $2,356,739 Federal National Mortgage Association, 3.000% -4.500% due 6-1-56 to 2-1-57 (valued at 2,486,615, including interest) and $19,101 Government National Mortgage Association, 3.000% due 6-15-45 (valued at $19,312, including interest)	5,000,000	5,000,000
Total investments (Cost $192,862,945) 98.9%		$182,446,416
Other assets and liabilities, net 1.1%		2,040,295
Total net assets 100.0%		$184,486,711

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

EUR	Euro

Security Abbreviations and Legend

ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 3-31-19 was $13,938,208.
(B)	Non-income producing security.
(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)

Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.

(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

The fund had the following country composition as a percentage of net assets on 3-31-19:

United States	40.9%
United Kingdom	9.5%
Switzerland	8.0%
Japan	7.0%
Netherlands	4.2%
France	3.9%
Canada	2.8%
Italy	2.7%
Finland	2.4%
Australia	2.1%
Other countries	16.5%
TOTAL	100.0%

20	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	159	Short	Jun 2019	$(5,734,610)	$(5,835,883)	$(101,273)
FTSE 100 Index Futures	43	Short	Jun 2019	(3,942,561)	(4,038,825)	(96,264)
						$(197,537)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	115,000	USD	86,393	Citibank N.A.	4/4/2019	—	$(331)
CAD	115,000	USD	85,876	Citibank N.A.	4/30/2019	$243	—
EUR	146,000	USD	165,814	BNP Paribas SA	4/4/2019	—	(2,010)
EUR	90,000	USD	101,331	Citibank N.A.	4/4/2019	—	(356)
EUR	1,473,000	USD	1,675,110	State Street Bank and Trust Company	4/4/2019	—	(22,490)
GBP	494,000	USD	652,897	BNP Paribas SA	4/11/2019	—	(9,190)
USD	85,821	CAD	115,000	Citibank N.A.	4/4/2019	—	(241)
USD	245,296	EUR	218,000	Citibank N.A.	4/4/2019	713	—
USD	13,063,244	EUR	11,471,000	Goldman Sachs International	6/19/2019	110,840	—
USD	8,654,205	GBP	6,520,000	Goldman Sachs International	6/19/2019	129,285	—
						$241,081	$(34,618)

WRITTEN OPTIONS

Options on index

Counterparty (OTC)/ Exchange- traded	Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	S&P 500 Index	USD	2,845.00	Apr 2019	66	6,600	$146,433	$(158,070)
Exchange-traded	S&P 500 Index	USD	2,825.00	Apr 2019	66	6,600	166,232	(231,000)
							$312,665	$(389,070)
							$312,665	$(389,070)

Derivatives Currency Abbreviations

CAD     Canadian Dollar

EUR      Euro

GBP      Pound Sterling

USD      U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	21

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of March 31, 2019, by major category or type:

	Total value at 3-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$14,115,993	$4,893,081	$9,222,912	—
Consumer discretionary	11,772,446	5,501,483	6,171,717	$99,246
Consumer staples	15,766,225	8,086,909	7,679,316	—
Energy	14,979,709	6,462,235	8,517,474	—
Financials	26,227,384	5,682,085	20,545,299	—
Health care	15,499,422	4,870,172	10,629,250	—
Industrials	14,335,207	1,018,668	13,316,539	—
Information technology	13,107,963	8,272,605	4,835,358	—
Materials	8,055,310	2,207,771	5,847,539	—
Real estate	7,180,627	5,548,319	1,632,308	—
Utilities	8,381,550	3,605,354	4,776,196	—
Preferred securities
Communication services	61,872	61,872	—	—
Consumer discretionary	719,222	—	719,222	—
Information technology	87,063	—	87,063	—
Utilities	112,491	112,491	—	—

22

	Total value at 3-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Exchange-traded funds	237,611	237,611	—	—
Foreign government obligations	113,240	—	113,240	—
Corporate bonds	24,948,814	—	24,948,814	—
Convertible bonds	370,450	—	370,450	—
Term loans	1,373,067	—	1,373,067	—
Escrow certificates	750	—	—	750
Short-term investments	5,000,000	—	5,000,000	—
Total investments in securities	$182,446,416	$56,560,656	$125,785,764	$99,996
Derivatives:
Assets
Forward foreign currency contracts	$241,081	—	$241,081	—
Liabilities
Futures	(197,537)	$(197,537)	—	—
Forward foreign currency contracts	(34,618)	—	(34,618)	—
Written options	(389,070)	(389,070)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended March 31, 2019, the fund used futures contracts to manage against anticipated changes in securities markets.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended March 31, 2019, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

23

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended March 31, 2019, the fund wrote option contracts to generate income.

Direct placement securities. The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at March 31, 2019:

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund’s net assets	Value as of 3-31-19
Allstar Co-Invest LLC	8-1-11	$240,553	236,300	236,300	0.05%	$99,246

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

24

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Computershare
P.O. Box 30170
College Station, TX 77842-3170

Phone	Customer service representatives	800-852-0218
	Portfolio commentary	800-344-7054
	24-hour automated information	800-843-0090
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.	P15Q1	03/19 5/19